Income Taxes (Schedule Of Pretax Earnings From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
United States	$ 1,724	$ 1,742	$ 1,891
Non-U.S.	1,472	1,373	1,740
Earnings from continuing operations before income taxes	$ 3,196	$ 3,115	$ 3,631